Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000917125
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2015
Prospectus Date	rr_ProspectusDate	Feb. 02, 2015